Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS MONEY MARKET TRUST
Prospectus Date	rr_ProspectusDate	Dec. 27, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LEGG MASON PARTNERS MONEY MARKET TRUST

SUPPLEMENT DATED MAY 6, 2020

TO THE SUMMARY PROSPECTUS,

PROSPECTUS AND STATEMENT OF

ADDITIONAL INFORMATION, EACH DATED

DECEMBER 27, 2019, OF WESTERN ASSET

PRIME OBLIGATIONS MONEY MARKET FUND
(THE “FUND”)

The following language is added to the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information:

The Fund’s Board of Trustees has determined that it is in the best interests of the Fund and its shareholders to terminate and wind up the Fund. The Fund is expected to cease operations on or about May 8, 2020. In preparation for the termination of the Fund, the assets of the Fund will be completely liquidated and the Fund will cease to pursue its investment objective.

Shareholders of the Fund who elect to redeem their shares prior to the completion of the liquidation will be redeemed in the ordinary course at the Fund’s net asset value per share. Any shareholders who do not elect to redeem their shares prior to the completion of the liquidation will receive a liquidating distribution equal to the aggregate net asset value of the shares of the Fund that they hold when the Fund completes its liquidation.

In the interim, effective immediately, the Fund will be closed to new purchases and incoming exchanges, except that dividend reinvestment will continue until the Fund is terminated.

Shareholders are encouraged to consider options that may be suitable for the reinvestment of their liquidation proceeds, including exchanging into another fund within the Legg Mason mutual fund complex, if available to your class of shares.

Shareholders should be aware that if they redeem shares, exchange them into another fund, or receive liquidation proceeds upon the termination of the Fund, it is generally considered a taxable event.

Western Asset Prime Obligations Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LEGG MASON PARTNERS MONEY MARKET TRUST

SUPPLEMENT DATED MAY 6, 2020

TO THE SUMMARY PROSPECTUS,

PROSPECTUS AND STATEMENT OF

ADDITIONAL INFORMATION, EACH DATED

DECEMBER 27, 2019, OF WESTERN ASSET

PRIME OBLIGATIONS MONEY MARKET FUND
(THE “FUND”)

The following language is added to the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information:

The Fund’s Board of Trustees has determined that it is in the best interests of the Fund and its shareholders to terminate and wind up the Fund. The Fund is expected to cease operations on or about May 8, 2020. In preparation for the termination of the Fund, the assets of the Fund will be completely liquidated and the Fund will cease to pursue its investment objective.

Shareholders of the Fund who elect to redeem their shares prior to the completion of the liquidation will be redeemed in the ordinary course at the Fund’s net asset value per share. Any shareholders who do not elect to redeem their shares prior to the completion of the liquidation will receive a liquidating distribution equal to the aggregate net asset value of the shares of the Fund that they hold when the Fund completes its liquidation.

In the interim, effective immediately, the Fund will be closed to new purchases and incoming exchanges, except that dividend reinvestment will continue until the Fund is terminated.

Shareholders are encouraged to consider options that may be suitable for the reinvestment of their liquidation proceeds, including exchanging into another fund within the Legg Mason mutual fund complex, if available to your class of shares.

Shareholders should be aware that if they redeem shares, exchange them into another fund, or receive liquidation proceeds upon the termination of the Fund, it is generally considered a taxable event.